SUBSEQUENT EVENTS - Merchant cash advance (Details)				3 Months Ended	12 Months Ended
	Mar. 24, 2026 USD ($) installment	Mar. 16, 2026 USD ($) installment	Feb. 06, 2026 USD ($) installment	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
SUBSEQUENT EVENTS
Proceeds form the issuance of debt				$ 1,324,920	$ 3,435,150	$ 6,614,400
Merchant cash advances | Subsequent events
SUBSEQUENT EVENTS
Proceeds form the issuance of debt	$ 335,738	$ 428,400	$ 200,000
Periodic payment, number of installments | installment	36	36	24
Periodic payments	$ 13,806	$ 25,639	$ 11,833
Total repayment amount	497,000	923,000	$ 284,000
Principal amount	350,000	650,000
Origination fees	$ 14,263	$ 32,800